Segment and Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,073,229	$ 673,304
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,073,229	$ 673,304
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 70,774	$ 48,107
Revenues (as a percent)	6.60%	7.20%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 755,454	$ 478,286
Revenues (as a percent)	70.40%	71.00%
Geographic Concentration Risk | Sales Revenue, Net | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 69,596	$ 44,590
Revenues (as a percent)	6.50%	6.60%
Geographic Concentration Risk | Sales Revenue, Net | Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 47,937	$ 31,625
Revenues (as a percent)	4.50%	4.70%
Geographic Concentration Risk | Sales Revenue, Net | Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 129,468	$ 70,696
Revenues (as a percent)	12.00%	10.50%